Basis of presentation and Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Summary of cash and cash equivalents	The following table provides a reconciliation of cash and cash equivalents on the consolidated balance sheets to the totals presented on the consolidated statement of cash flows (in thousands):

	December 31,
	2021	2020
Cash	$9,483	$10,272
Cash equivalents - commercial papers	—	11,063

Total cash and cash equivalents on the consolidated statements of cash flows	$9,483	$21,335

Schedule of estimated useful lives of its property and equipment	The Company’s estimated useful lives of its property and equipment are as follows:

Estimated Useful Lives
Quantum computer systems	5 years
Lab equipment	5 years
Computer equipment	3 years
Furniture and fixtures	5 years
Leasehold improvements	Shorter of expected lease term or estimated useful life

DPCM Capital, Inc [Member]
Schedule of common stock reflected in the condensed consolidated balance sheets is reconciled
At June 30, 2022 and December 31, 2021, the Class A common stock subject to redemption reflected in the condensed consolidated balance sheets is reconciled in the following table:

Gross proceeds	$300,000,000
Less:
Proceeds allocated to Public Warrants	$(6,600,000)
Class A common stock issuance costs	$(16,596,320)
Plus:
Accretion of carrying value to redemption value	$23,196,320

Class A common stock subject to possible redemption at December 31, 2021 and March 31, 2022	$300,000,000
Plus:
Remeasurement of carrying value to redemption value	$114,082

Class A common stock subject to possible redemption at June 30, 2022	$300,114,082

At December 31, 2020, the Class A common stock subject to redemption reflected in the balance sheets is reconciled in the following table:

Gross proceeds	$300,000,000
Less:
Proceeds allocated to Public Warrants	$(6,600,000)
Class A common stock issuance costs	$(16,596,320)
Plus:
Accretion of carrying value to redemption value	$23,196,320

Class A common stock subject to possible redemption	$300,000,000

Schedule of calculation of basic and diluted net income (loss) per common
The following table reflects the calculation of basic and diluted net income (loss) per common stock (in dollars, except per share amounts):

	Three Months Ended June 30, 2022		Three Months Ended June 30, 2021		Six Months Ended June 30, 2022		Six Months Ended June 30, 2021
	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per common stock
Numerator:
Allocation of net income (loss), as adjusted	$4,474,154	$1,118,539	$(1,067,166)	$(266,792)	$1,736,152	$434,038	$11,251,250	$2,812,812
Denominator:
Basic and diluted weighted average shares outstanding	30,000,000	7,500,000	30,000,000	7,500,000	30,000,000	7,500,000	30,000,000	7,500,000

Basic and diluted net income (loss) per common stock	$0.15	$0.15	$(0.04)	$(0.04)	$0.06	$0.06	$0.38	$0.38

The following table reflects the calculation of basic and diluted net income per share of common stock (in dollars, except per share amounts):

	Year Ended December 31,
	Year Ended December 31,		For the period March 24, 2020 through December 31,
	2021		2020
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per common stock
Numerator:
Allocation of net income (loss), as adjusted	$19,396,302	$4,849,075	$(17,839,941)	$(9,566,346)
Denominator:
Basic and diluted weighted average common stock outstanding	30,000,000	7,500,000	13,986,486	7,500,000

Basic and diluted net income (loss) per common stock	$0.65	$0.65	$(1.28)	$(1.28)